UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 9/30/18

Fund’s investments
As of 9-30-18 (unaudited)
	Shares	Value
Common stocks 81.9%		$161,678,508
(Cost $165,107,030)
Communication services 7.6%		14,929,173
Diversified telecommunication services 4.6%
AT&T, Inc.	13,354	448,427
BCE, Inc.	37,034	1,500,398
BT Group PLC	605,032	1,775,978
CenturyLink, Inc.	13,171	279,225
China Telecom Corp., Ltd., H Shares	553,055	274,923
China Unicom Hong Kong, Ltd.	240,230	280,650
Hellenic Telecommunications Organization SA	15,792	193,639
KT Corp.	8,424	229,007
Magyar Telekom Telecommunications PLC	76,545	109,906
O2 Czech Republic AS	31,143	362,940
Proximus SADP	2,593	61,942
Spark New Zealand, Ltd.	63,538	170,540
Telefonica Deutschland Holding AG	25,600	108,143
Telenor ASA	40,163	785,412
Verizon Communications, Inc. (A)	47,745	2,549,106
Entertainment 0.3%
Avex, Inc.	9,010	128,508
DeNA Company, Ltd.	6,260	110,540
Konami Holdings Corp.	900	35,241
NHN Entertainment Corp. (B)	1,945	107,302
Nintendo Company, Ltd.	229	83,318
Interactive media and services 0.4%
Alphabet, Inc., Class A (B)	141	170,198
Autohome, Inc., ADR	758	58,677
Baidu, Inc., ADR (B)	312	71,348
Facebook, Inc., Class A (B)	637	104,761
Gree, Inc.	24,710	116,565
Momo, Inc., ADR (B)	709	31,054
SINA Corp. (B)	528	36,685
Yahoo Japan Corp.	70,220	252,170
Media 1.3%
Eutelsat Communications SA	1,342	31,705
Fuji Media Holdings, Inc.	5,435	96,738
Gendai Agency, Inc.	3,360	15,395
Metropole Television SA	1,810	36,483
Nippon Television Holdings, Inc.	10,110	175,132
ProSiebenSat.1 Media SE	4,759	123,296
Proto Corp.	1,960	27,656
RTL Group SA	3,208	228,814
SES SA	63,140	1,385,003
Telenet Group Holding NV (B)	3,306	182,158
Television Francaise 1	14,809	156,395
TV Asahi Holdings Corp.	3,440	66,114
Wireless telecommunication services 1.0%
China Mobile, Ltd.	112,630	1,107,360
NTT DOCOMO, Inc.	25,600	688,065
Orange Belgium SA	4,712	74,072
Vodafone Group PLC	45,824	98,184
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary 5.4%		$10,637,418
Auto components 0.7%
Aisan Industry Company, Ltd.	6,680	58,083
Bridgestone Corp.	1,600	60,470
Exedy Corp.	4,435	146,992
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	67,385	244,147
Keihin Corp.	8,165	168,956
Nissin Kogyo Company, Ltd.	7,484	126,012
NOK Corp.	11,175	191,821
Sumitomo Riko Company, Ltd.	9,640	97,341
Tokai Rika Company, Ltd.	7,400	156,433
Toyoda Gosei Company, Ltd.	7,395	182,629
Unipres Corp.	1,700	33,057
Automobiles 0.7%
Daimler AG	1,067	67,245
Dongfeng Motor Group Company, Ltd., H Shares	217,960	224,609
Ford Motor Company	20,802	192,419
Honda Motor Company, Ltd.	14,990	451,443
Kia Motors Corp.	7,243	229,110
Nissan Motor Company, Ltd.	7,600	71,117
Renault SA	942	81,485
Diversified consumer services 0.1%
Allstar Co-Invest LLC (B)(D)(E)	236,300	54,349
Benesse Holdings, Inc.	2,540	72,328
New Oriental Education & Technology Group, Inc., ADR (B)	609	45,072
Hotels, restaurants and leisure 1.3%
Carnival Corp.	516	32,905
Darden Restaurants, Inc.	489	54,372
Las Vegas Sands Corp. (A)	31,793	1,886,279
McDonald's Corp.	1,585	265,155
OPAP SA	23,209	243,647
Household durables 0.7%
Barratt Developments PLC	21,795	160,955
Berkeley Group Holdings PLC	1,039	49,775
Coway Company, Ltd.	445	34,818
Funai Electric Company, Ltd. (B)	11,623	67,323
Garmin, Ltd.	2,129	149,136
Nikon Corp.	6,455	121,298
Persimmon PLC	10,827	333,334
Pioneer Corp. (B)	99,920	101,993
Taylor Wimpey PLC	193,200	431,840
Internet and direct marketing retail 0.4%
Alibaba Group Holding, Ltd., ADR (B)	1,793	295,415
Amazon.com, Inc. (B)	210	420,630
Qliro Group AB (B)	31,900	45,901
Leisure products 0.1%
Sankyo Company, Ltd.	7,630	298,480
Multiline retail 0.3%
Kohl's Corp.	1,573	117,267
Macy's, Inc.	3,902	135,516
Marks & Spencer Group PLC	42,444	159,693
Target Corp.	1,435	126,581
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.9%
CECONOMY AG	17,381	$122,875
Halfords Group PLC	29,206	120,462
Honeys Holdings Company, Ltd.	4,320	38,851
Kingfisher PLC	23,390	79,087
L Brands, Inc.	31,379	950,784
Nishimatsuya Chain Company, Ltd.	6,010	60,403
PAL GROUP Holdings Company, Ltd.	2,890	72,630
Shimamura Company, Ltd.	1,470	139,442
The Gap, Inc.	1,580	45,583
The Home Depot, Inc.	255	52,823
USS Company, Ltd.	3,200	59,404
Xebio Holdings Company, Ltd.	7,395	107,833
Textiles, apparel and luxury goods 0.2%
361 Degrees International, Ltd.	255,300	64,744
Daphne International Holdings, Ltd. (B)	326,250	15,402
Geox SpA	23,676	59,542
Pandora A/S	1,108	69,108
Sanyo Shokai, Ltd.	4,660	91,014
Consumer staples 6.0%		11,772,902
Beverages 0.4%
PepsiCo, Inc.	2,079	232,432
The Coca-Cola Company	11,924	550,770
Food and staples retailing 1.1%
Aeon Company, Ltd.	31,920	769,122
Casino Guichard Perrachon SA	1,734	72,978
Cawachi, Ltd.	2,800	56,917
Colruyt SA	10,618	600,897
J Sainsbury PLC	55,063	230,686
METRO AG	10,156	159,073
Sysco Corp.	678	49,664
Walmart, Inc.	789	74,095
Wesfarmers, Ltd.	5,031	181,162
Household products 0.2%
The Procter & Gamble Company	3,920	326,262
Personal products 1.3%
The Estee Lauder Companies, Inc., Class A	499	72,515
Unilever NV	43,190	2,402,437
Tobacco 3.0%
Altria Group, Inc.	4,942	298,052
British American Tobacco PLC	28,061	1,308,218
Imperial Brands PLC	53,066	1,846,588
Japan Tobacco, Inc.	4,100	107,065
Philip Morris International, Inc.	29,850	2,433,969
Energy 9.8%		19,322,627
Energy equipment and services 0.2%
Fugro NV (B)	7,214	94,958
Helmerich & Payne, Inc.	727	49,996
Saipem SpA (B)	37,990	233,414
Trican Well Service, Ltd. (B)	35,211	62,972
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 9.6%
Advantage Oil & Gas, Ltd. (B)	22,038	$61,423
ARC Resources, Ltd.	6,989	77,917
Banpu PCL	1,024,160	605,009
BP PLC	115,482	885,139
Cameco Corp.	7,776	88,678
Chevron Corp.	3,562	435,561
Coal India, Ltd.	96,176	354,478
Eni SpA	61,141	1,152,482
Exxaro Resources, Ltd.	66,593	684,595
Exxon Mobil Corp.	4,570	388,541
Galp Energia SGPS SA	31,888	632,270
Gazprom PJSC, ADR	55,698	276,819
Inpex Corp.	20,130	251,515
Inter Pipeline, Ltd.	4,768	82,687
Japan Petroleum Exploration Company, Ltd.	6,735	154,787
LUKOIL PJSC, ADR	3,204	245,341
LUKOIL PJSC, ADR	75	5,733
Neste OYJ	7,708	635,335
ONEOK, Inc.	3,461	234,621
Painted Pony Energy, Ltd. (B)	26,019	66,072
Petroleo Brasileiro SA, ADR	8,878	107,157
Plains GP Holdings LP, Class A (B)	89,445	2,194,086
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	9,281	318,231
Royal Dutch Shell PLC, B Shares	88,528	3,099,060
Surgutneftegas OJSC, ADR	124,839	515,390
Targa Resources Corp.	6,356	357,906
The Williams Companies, Inc.	3,872	105,280
TOTAL SA	48,681	3,165,275
Tourmaline Oil Corp.	4,684	82,464
TransCanada Corp.	31,226	1,263,400
Valero Energy Corp.	2,146	244,108
YPF SA, ADR (B)	7,115	109,927
Financials 14.7%		29,007,035
Banks 7.4%
Allahabad Bank (B)	39,274	19,090
Aozora Bank, Ltd.	2,100	75,004
Bank Leumi Le-Israel BM	103,810	684,145
Bank of Ireland Group PLC	19,598	149,864
Bank Polska Kasa Opieki SA	2,444	70,338
BNP Paribas SA	22,189	1,358,779
BPER Banca	29,022	133,858
CaixaBank SA	53,899	245,128
Canara Bank (B)	29,510	89,749
Corp Bank (B)	38,638	13,241
Dah Sing Financial Holdings, Ltd.	9,700	62,052
Danske Bank A/S	1,778	46,606
DNB ASA	3,758	79,085
HSBC Holdings PLC	76,432	666,898
ING Groep NV	114,785	1,489,806
Intesa Sanpaolo SpA	401,169	1,022,152
JPMorgan Chase & Co.	8,124	916,712
KB Financial Group, Inc.	4,402	214,395
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Krung Thai Bank PCL, Foreign Quota Shares	69,500	$43,412
Lloyds Banking Group PLC	263,224	202,442
Mitsubishi UFJ Financial Group, Inc.	65,779	408,664
Mizuho Financial Group, Inc.	204,795	356,917
National Australia Bank, Ltd.	5,783	116,100
Nordea Bank AB	137,782	1,499,150
People's United Financial, Inc.	2,735	46,823
Raiffeisen Bank International AG	2,282	65,679
Resona Holdings, Inc.	149,500	839,363
Sberbank of Russia PJSC, ADR	18,219	229,104
Shinhan Financial Group Company, Ltd.	4,792	193,637
Skandinaviska Enskilda Banken AB, Series A	6,135	68,393
Societe Generale SA	7,616	327,034
Standard Chartered PLC	27,185	225,233
Sumitomo Mitsui Financial Group, Inc.	10,250	412,500
Sumitomo Mitsui Trust Holdings, Inc.	6,220	255,931
The Tochigi Bank, Ltd.	15,470	51,745
Unicaja Banco SA (C)	75,349	122,763
UniCredit SpA	19,420	291,391
Wells Fargo & Company (A)	28,949	1,521,559
Westpac Banking Corp.	4,334	87,160
Capital markets 2.7%
ASX, Ltd.	13,092	602,191
Banca Generali SpA	31,471	810,541
CME Group, Inc.	3,903	664,330
GAM Holding AG (B)	13,787	98,034
Ichiyoshi Securities Company, Ltd.	7,420	77,108
IGM Financial, Inc.	6,245	171,639
Julius Baer Group, Ltd. (B)	3,133	156,575
Natixis SA	42,692	289,916
SBI Holdings, Inc.	24,600	763,574
UBS Group AG (B)	103,230	1,629,860
Uranium Participation Corp. (B)	19,158	68,525
Diversified financial services 0.0%
G-Resources Group, Ltd. (B)	2,631,450	22,196
Insurance 3.4%
Admiral Group PLC	2,994	81,159
Ageas	4,580	246,215
American Financial Group, Inc.	3,379	374,968
Assicurazioni Generali SpA	104,818	1,804,950
Coface SA	1,827	17,330
Dai-ichi Life Holdings, Inc.	12,715	265,048
Direct Line Insurance Group PLC	46,023	194,254
Legal & General Group PLC	36,646	125,102
Orange Life Insurance, Ltd. (C)	1,347	41,413
Poste Italiane SpA (C)	38,993	311,022
Powszechny Zaklad Ubezpieczen SA	5,335	57,413
Sampo OYJ, A Shares	1,273	65,876
Shin Kong Financial Holding Company, Ltd.	281,563	110,115
Sony Financial Holdings, Inc.	2,100	46,309
T&D Holdings, Inc.	19,635	324,264
Tongyang Life Insurance Company, Ltd.	14,010	80,699
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Tryg A/S	10,874	$270,772
Zurich Insurance Group AG	7,354	2,318,753
Mortgage real estate investment trusts 1.1%
AGNC Investment Corp.	58,288	1,085,905
Annaly Capital Management, Inc.	98,867	1,011,409
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	11,347	117,668
Health care 7.2%		14,167,137
Biotechnology 0.3%
AbbVie, Inc.	4,099	387,683
Amgen, Inc.	758	157,126
Gilead Sciences, Inc.	1,465	113,113
Health care equipment and supplies 0.4%
Abbott Laboratories	4,524	331,881
Hoya Corp.	1,500	89,086
Medtronic PLC	2,329	229,104
ResMed, Inc.	883	101,845
Health care providers and services 0.3%
Cardinal Health, Inc.	692	37,368
Sonic Healthcare, Ltd.	33,110	595,734
Health care technology 0.1%
AGFA-Gevaert NV (B)	23,680	108,606
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	2,900	58,471
Pharmaceuticals 6.1%
AstraZeneca PLC	33,095	2,579,558
Bristol-Myers Squibb Company	3,539	219,701
Eisai Company, Ltd.	2,060	200,679
Eli Lilly & Company	1,574	168,906
H Lundbeck A/S	590	36,420
Johnson & Johnson	4,124	569,813
Kyowa Hakko Kirin Company, Ltd.	3,000	56,294
Merck & Company, Inc.	5,894	418,120
Novartis AG	41,497	3,571,998
Pfizer, Inc.	19,642	865,623
Roche Holding AG	11,690	2,826,821
Takeda Pharmaceutical Company, Ltd.	10,365	443,187
Industrials 7.2%		14,310,140
Aerospace and defense 0.5%
Harris Corp.	1,094	185,116
Lockheed Martin Corp.	509	176,094
The Boeing Company	1,186	441,073
United Technologies Corp.	1,535	214,608
Air freight and logistics 0.2%
CTT-Correios de Portugal SA	21,522	84,429
PostNL NV	50,666	181,302
United Parcel Service, Inc., Class B	484	56,507
Airlines 0.2%
Air France-KLM (B)	22,452	234,002
ANA Holdings, Inc.	1,300	45,415
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Industrials (continued)
Airlines (continued)
SAS AB (B)	45,338	$109,425
Building products 0.2%
Cie de Saint-Gobain	7,770	334,895
Commercial services and supplies 0.4%
Park24 Company, Ltd.	21,900	661,910
Serco Group PLC (B)	50,070	63,791
Toppan Forms Company, Ltd.	10,340	99,413
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	167,870	82,108
Chiyoda Corp.	11,235	91,450
JGC Corp.	8,825	202,367
Raubex Group, Ltd.	36,410	56,834
Toyo Engineering Corp. (B)	8,200	65,351
Electrical equipment 1.1%
ABB, Ltd.	73,137	1,730,039
Emerson Electric Company	1,459	111,730
Ushio, Inc.	10,625	145,724
Zumtobel Group AG (B)	8,364	79,613
Industrial conglomerates 0.1%
3M Company	1,060	223,353
Machinery 1.2%
Alstom SA	3,965	177,349
Caterpillar, Inc.	1,206	183,903
Hisaka Works, Ltd.	5,780	60,952
Kone OYJ, B Shares	29,476	1,573,392
Mitsubishi Heavy Industries, Ltd.	7,705	297,547
The Japan Steel Works, Ltd.	3,430	83,513
Toshiba Machine Company, Ltd.	3,533	78,995
Marine 0.2%
A.P. Moller - Maersk A/S, Series B	149	209,326
D/S Norden A/S (B)	7,778	118,059
Kuehne + Nagel International AG	203	32,211
Pacific Basin Shipping, Ltd.	525,330	125,043
Professional services 0.2%
Adecco Group AG	5,408	284,284
Hays PLC	45,176	119,923
SThree PLC	7,312	35,928
Road and rail 0.1%
Firstgroup PLC (B)	54,490	64,530
The Go-Ahead Group PLC	6,921	145,034
Trading companies and distributors 1.5%
Ferguson PLC	7,691	652,365
ITOCHU Corp.	2,500	45,758
Marubeni Corp.	77,600	709,699
Mitsubishi Corp.	22,400	689,981
Rexel SA	13,419	201,561
SIG PLC	49,136	81,179
Sumitomo Corp.	38,900	648,277
Transportation infrastructure 1.0%
Atlantia SpA	4,684	97,178
Hamburger Hafen und Logistik AG	2,873	67,447
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Transportation infrastructure (continued)
Sydney Airport	371,705	$1,850,157
Information technology 9.7%		19,230,748
Communications equipment 1.8%
Cisco Systems, Inc.	27,616	1,343,518
Nokia OYJ	335,963	1,867,876
Telefonaktiebolaget LM Ericsson, B Shares	35,609	315,168
Electronic equipment, instruments and components 0.3%
Citizen Watch Company, Ltd.	19,825	130,642
Enplas Corp.	2,160	61,927
Hosiden Corp.	5,410	52,988
Ibiden Company, Ltd.	8,710	122,041
Nichicon Corp.	12,040	118,697
Simplo Technology Company, Ltd.	20,010	137,337
Yokogawa Electric Corp.	2,300	48,652
IT services 1.5%
Accenture PLC, Class A	4,594	781,899
Automatic Data Processing, Inc.	808	121,733
Fujitsu, Ltd.	4,905	349,395
IBM Corp.	2,629	397,531
Infosys, Ltd.	66,818	672,759
Paychex, Inc.	5,614	413,471
Sopra Steria Group	237	37,991
The Western Union Company	8,965	170,873
TravelSky Technology, Ltd., H Shares	18,000	46,802
Semiconductors and semiconductor equipment 3.9%
Broadcom, Inc.	356	87,836
Disco Corp.	229	38,349
Intel Corp. (A)	54,841	2,593,431
KLA-Tencor Corp.	398	40,481
Maxim Integrated Products, Inc.	4,379	246,932
MediaTek, Inc.	7,040	56,806
Microchip Technology, Inc.	424	33,458
Miraial Company, Ltd.	2,800	28,015
QUALCOMM, Inc. (A)	42,373	3,052,127
Shinko Electric Industries Company, Ltd.	5,435	45,742
Taiwan Semiconductor Manufacturing Company, Ltd.	139,000	1,186,161
Texas Instruments, Inc.	423	45,384
Tokyo Electron, Ltd.	1,300	179,167
Tokyo Seimitsu Company, Ltd.	3,585	93,449
Software 0.5%
Alpha Systems, Inc.	1,100	28,230
Microsoft Corp.	6,844	782,748
Trend Micro, Inc.	2,500	160,809
Technology hardware, storage and peripherals 1.7%
Acer, Inc. (B)	193,770	160,046
Apple, Inc.	3,140	708,824
Canon, Inc.	17,150	543,819
Catcher Technology Company, Ltd.	49,357	542,575
Compal Electronics, Inc.	293,585	182,096
HP, Inc.	2,159	55,637
Maxell Holdings, Ltd.	5,830	91,335
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Melco Holdings, Inc.	1,230	$44,241
Neopost SA	5,046	153,246
Samsung Electronics Company, Ltd.	1,300	54,406
Seagate Technology PLC	16,982	804,098
Materials 4.1%		8,186,023
Chemicals 0.4%
China BlueChemical, Ltd., H Shares	308,420	124,817
EMS-Chemie Holding AG	101	60,235
JSR Corp.	12,580	234,853
LyondellBasell Industries NV, Class A	2,840	291,101
Praxair, Inc.	473	76,025
Construction materials 0.2%
LafargeHolcim, Ltd. (B)	5,386	266,644
Vicat SA	1,728	105,259
Containers and packaging 0.6%
AMVIG Holdings, Ltd.	152,000	39,454
International Paper Company	22,007	1,081,644
Nampak, Ltd. (B)	120,152	130,208
Metals and mining 2.9%
Acacia Mining PLC (B)	43,509	75,151
Alumina, Ltd.	68,097	136,319
Anglo American Platinum, Ltd.	4,337	141,790
Anglo American PLC	11,853	265,163
Barrick Gold Corp.	13,362	147,829
Centerra Gold, Inc. (B)	23,756	94,719
Chubu Steel Plate Company, Ltd.	5,410	32,390
CST Group, Ltd. (B)	1,440,000	4,782
Eldorado Gold Corp. (B)	47,801	42,213
Eregli Demir ve Celik Fabrikalari TAS	70,809	129,198
Gold Fields, Ltd.	44,751	107,231
Hitachi Metals, Ltd.	16,820	208,281
Impala Platinum Holdings, Ltd. (B)	26,277	50,754
JFE Holdings, Inc.	28,800	660,670
Kinross Gold Corp. (B)	24,843	67,076
Kyoei Steel, Ltd.	7,210	140,609
Magnitogorsk Iron & Steel Works PJSC, GDR	11,526	119,179
MMC Norilsk Nickel PJSC, ADR	26,614	457,495
Nakayama Steel Works, Ltd.	11,090	71,142
Neturen Company, Ltd.	5,690	58,189
Northern Dynasty Minerals, Ltd. (B)	10,296	5,739
Pacific Metals Company, Ltd.	2,880	107,168
Petra Diamonds, Ltd. (B)	113,980	55,989
Resolute Mining, Ltd.	60,900	47,857
Rio Tinto PLC	34,516	1,741,041
Salzgitter AG	2,231	111,312
Severstal PJSC, GDR	17,643	293,756
Tokyo Steel Manufacturing Company, Ltd.	16,410	120,141
Western Areas, Ltd.	58,843	113,124
Yamato Kogyo Company, Ltd.	5,465	169,476
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate 5.0%		$9,893,576
Equity real estate investment trusts 4.6%
Crown Castle International Corp.	6,169	686,795
Fibra Uno Administracion SA de CV	100,593	133,038
Fortress REIT, Ltd., Class B	43,332	46,660
Gaming and Leisure Properties, Inc. (A)	54,146	1,908,647
Growthpoint Properties, Ltd.	94,610	155,247
HCP, Inc.	2,657	69,932
Host Hotels & Resorts, Inc.	31,704	668,954
Iron Mountain, Inc.	6,448	222,585
Kimco Realty Corp.	6,064	101,511
National Retail Properties, Inc.	15,031	673,689
Park Hotels & Resorts, Inc.	61,336	2,013,048
Redefine Properties, Ltd.	358,084	253,607
Resilient REIT, Ltd.	9,528	39,143
The Macerich Company	648	35,828
Unibail-Rodamco-Westfield (B)	8,127	1,634,479
Ventas, Inc.	1,041	56,610
VEREIT, Inc.	35,788	259,821
Welltower, Inc.	896	57,631
Real estate management and development 0.4%
Nexity SA	15,856	876,351
Utilities 5.2%		10,221,729
Electric utilities 2.5%
Edison International (A)	17,645	1,194,214
EDP - Energias de Portugal SA	470,369	1,737,287
Endesa SA	8,804	189,900
Enel SpA	8,445	43,167
PPL Corp.	1,431	41,871
SSE PLC	86,696	1,294,706
The Chugoku Electric Power Company, Inc.	28,100	361,110
The Southern Company	1,947	84,889
Gas utilities 0.2%
AltaGas, Ltd.	16,912	269,068
Independent power and renewable electricity producers 1.3%
AES Corp.	47,587	666,218
China Longyuan Power Group Corp., Ltd., H Shares	1,566,000	1,318,715
Glow Energy PCL	87,493	238,114
Meridian Energy, Ltd.	121,728	265,019
NTPC, Ltd.	51,965	120,363
Multi-utilities 1.2%
CenterPoint Energy, Inc.	3,898	107,780
Centrica PLC	141,773	286,506
Dominion Energy, Inc.	11,000	773,080
E.ON SE	18,889	192,210
Engie SA	13,928	205,051
Public Service Enterprise Group, Inc.	12,560	663,042

RWE AG	6,862	169,419
Preferred securities 0.5%		$1,087,934
(Cost $1,089,614)
Communication services 0.0%		91,241
Diversified telecommunication services 0.0%
Telefonica Brasil SA	9,400	91,241
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Consumer discretionary 0.4%		$828,892
Automobiles 0.4%
Volkswagen AG	4,720	828,892
Information technology 0.0%		53,821
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	1,578	53,821
Utilities 0.1%		113,980
Electric utilities 0.1%
Cia Paranaense de Energia, B Shares	21,500	113,980

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.1%					$121,935
(Cost $141,967)
Argentina 0.1%					121,935
Provincia de Buenos Aires Bond (C)	5.375	01-20-23	EUR	125,000	121,935

Corporate bonds 14.0%					$27,602,555
(Cost $27,751,345)
Communication services 1.8%					3,606,779
Diversified telecommunication services 0.5%
Cablevision SA (C)	6.500	06-15-21		151,000	148,735
CenturyLink, Inc.	5.625	04-01-25		140,000	136,892
CenturyLink, Inc.	7.500	04-01-24		30,000	32,063
Embarq Corp.	7.995	06-01-36		100,000	99,750
Frontier Communications Corp. (C)	8.500	04-01-26		105,000	99,225
Telecom Italia Capital SA	7.200	07-18-36		90,000	92,700
Telecom Italia SpA (C)	5.303	05-30-24		200,000	194,250
Zayo Group LLC	6.000	04-01-23		190,000	195,700
Media 0.9%
Altice Financing SA (C)	7.500	05-15-26		210,000	204,750
Altice France SA (C)	5.875	02-01-27	EUR	165,000	199,715
CCO Holdings LLC (C)	5.750	02-15-26		180,000	180,675
Cequel Communications Holdings I LLC (C)	5.125	12-15-21		155,000	155,422
DISH DBS Corp.	7.875	09-01-19		255,000	263,979
Gray Television, Inc. (C)	5.125	10-15-24		130,000	125,613
Gray Television, Inc. (C)	5.875	07-15-26		50,000	49,563
Sinclair Television Group, Inc. (C)	5.875	03-15-26		75,000	73,133
TEGNA, Inc. (C)	4.875	09-15-21		115,000	115,144
TEGNA, Inc.	5.125	10-15-19		157,000	157,098
Tribune Media Company	5.875	07-15-22		150,000	153,188
WMG Acquisition Corp. (C)	5.500	04-15-26		85,000	84,363
Wireless telecommunication services 0.4%
Sprint Corp.	7.125	06-15-24		185,000	192,169
Sprint Corp.	7.250	09-15-21		215,000	227,094
Sprint Corp.	7.625	02-15-25		120,000	127,260
Sprint Corp.	7.875	09-15-23		115,000	123,896
Turkcell Iletisim Hizmetleri AS	5.800	04-11-28		200,000	174,402
Consumer discretionary 2.1%					4,218,639
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	100,000	108,057
Avis Budget Car Rental LLC (C)	5.250	03-15-25		180,000	168,975
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
Avis Budget Car Rental LLC	5.500	04-01-23		110,000	$109,416
The Goodyear Tire & Rubber Company	5.000	05-31-26		50,000	47,013
Automobiles 0.1%
LKQ European Holdings BV (C)	3.625	04-01-26	EUR	100,000	117,870
Tesla, Inc. (C)	5.300	08-15-25		30,000	25,275
Diversified consumer services 0.1%
Crown European Holdings SA (C)	2.875	02-01-26	EUR	225,000	256,721
Service Corp. International	4.625	12-15-27		35,000	33,513
Hotels, restaurants and leisure 0.9%
Boyd Gaming Corp.	6.000	08-15-26		90,000	90,675
Boyd Gaming Corp.	6.375	04-01-26		85,000	87,508
Caesars Resort Collection LLC (C)	5.250	10-15-25		120,000	114,300
Codere Finance 2 Luxembourg SA (C)	6.750	11-01-21	EUR	150,000	163,835
Delta Merger Sub, Inc. (C)	6.000	09-15-26		35,000	35,438
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	131,625
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		165,000	175,133
LHMC Finco Sarl (C)	6.250	12-20-23	EUR	115,000	138,053
New Red Finance, Inc. (C)	5.000	10-15-25		320,000	306,403
Penn National Gaming, Inc. (C)	5.625	01-15-27		186,000	179,434
Pinnacle Entertainment, Inc.	5.625	05-01-24		115,000	121,469
Station Casinos LLC (C)	5.000	10-01-25		115,000	110,147
Sugarhouse HSP Gaming Prop Mezz LP (C)	5.875	05-15-25		110,000	103,917
Household durables 0.3%
Beazer Homes USA, Inc.	5.875	10-15-27		40,000	34,000
Beazer Homes USA, Inc.	6.750	03-15-25		45,000	41,672
Beazer Homes USA, Inc.	8.750	03-15-22		106,000	112,095
KB Home	7.000	12-15-21		225,000	237,094
M/I Homes, Inc.	5.625	08-01-25		40,000	37,600
M/I Homes, Inc.	6.750	01-15-21		165,000	168,292
Internet and direct marketing retail 0.1%
Liberty Interactive LLC	8.250	02-01-30		125,000	133,288
Leisure products 0.1%
Jack Ohio Finance LLC (C)	6.750	11-15-21		155,000	160,425
Specialty retail 0.2%
Eurotorg LLC (C)	8.750	10-30-22		200,000	197,900
goeasy, Ltd. (C)	7.875	11-01-22		135,000	140,569
PetSmart, Inc. (C)	5.875	06-01-25		75,000	61,477
Staples, Inc. (C)	8.500	09-15-25		120,000	112,650
Textiles, apparel and luxury goods 0.1%
Eagle Intermediate Global Holding BV (C)	7.500	05-01-25		160,000	156,800
Consumer staples 0.8%					1,481,879
Food products 0.5%
KazAgro National Management Holding JSC	4.625	05-24-23		200,000	197,156
MARB BondCo PLC (C)	7.000	03-15-24		200,000	189,000
Post Holdings, Inc. (C)	5.000	08-15-26		190,000	179,655
Post Holdings, Inc. (C)	5.625	01-15-28		150,000	144,375
Post Holdings, Inc. (C)	5.750	03-01-27		100,000	98,250
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	190,000
Household products 0.2%
Diamond BC BV (C)	5.625	08-15-25	EUR	200,000	217,173
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products (continued)
Energizer Gamma Acquisition BV (C)	4.625	07-15-26	EUR	100,000	$120,470
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24		240,000	145,800
Energy 1.9%					3,687,133
Energy equipment and services 0.0%
Weatherford International, Ltd.	5.950	04-15-42		20,000	14,300
Weatherford International, Ltd.	6.500	08-01-36		45,000	33,863
Weatherford International, Ltd.	7.000	03-15-38		15,000	11,625
Oil, gas and consumable fuels 1.9%
Blue Racer Midstream LLC (C)	6.125	11-15-22		230,000	236,038
California Resources Corp. (C)	8.000	12-15-22		25,000	23,844
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27		75,000	75,281
Chesapeake Energy Corp.	7.000	10-01-24		120,000	120,000
Chesapeake Energy Corp.	7.500	10-01-26		80,000	80,000
Cloud Peak Energy Resources LLC	12.000	11-01-21		145,000	145,724
Energen Corp.	4.625	09-01-21		105,000	105,525
Energy Transfer Equity LP	4.250	03-15-23		110,000	109,313
Foresight Energy LLC (C)	11.500	04-01-23		250,000	221,250
Jagged Peak Energy LLC (C)	5.875	05-01-26		85,000	84,575
Laredo Petroleum, Inc.	5.625	01-15-22		55,000	54,588
Laredo Petroleum, Inc.	6.250	03-15-23		65,000	65,000
MEG Energy Corp. (C)	6.500	01-15-25		80,000	79,200
MEG Energy Corp. (C)	7.000	03-31-24		95,000	86,450
Peabody Energy Corp. (C)	6.375	03-31-25		260,000	264,225
Petrobras Global Finance BV	4.375	05-20-23		545,000	517,641
Petrobras Global Finance BV	5.750	02-01-29		110,000	98,313
Petrobras Global Finance BV	7.375	01-17-27		160,000	161,968
QEP Resources, Inc.	5.250	05-01-23		105,000	102,244
QEP Resources, Inc.	5.375	10-01-22		15,000	15,056
QEP Resources, Inc.	5.625	03-01-26		35,000	33,469
QEP Resources, Inc.	6.800	03-01-20		25,000	26,063
SM Energy Company	5.000	01-15-24		100,000	97,750
SM Energy Company	6.125	11-15-22		5,000	5,150
SM Energy Company	6.625	01-15-27		85,000	87,869
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	200,513
Sunoco LP (C)	5.500	02-15-26		35,000	33,810
Sunoco LP (C)	5.875	03-15-28		20,000	19,200
Tallgrass Energy Partners LP (C)	4.750	10-01-23		155,000	154,954
Vine Oil & Gas LP (C)	8.750	04-15-23		130,000	127,075
WPX Energy, Inc.	5.250	09-15-24		95,000	95,648
WPX Energy, Inc.	5.750	06-01-26		30,000	30,375
WPX Energy, Inc.	6.000	01-15-22		23,000	23,834
WPX Energy, Inc.	8.250	08-01-23		40,000	45,400
Financials 2.2%					4,410,295
Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (F)	6.125	11-16-27		200,000	179,750
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) (F)	8.875	04-14-21	EUR	200,000	259,495
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (F)	6.500	05-18-22	EUR	200,000	233,967
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Santander SA (5.250% to 9-29-23, then 5 Year Euro Swap Rate + 4.999%) (F)	5.250	09-29-23	EUR	200,000	$229,059
Barclays PLC (7.875% to 3-15-22, then 5 Year U.S. Swap Rate + 6.772%) (F)	7.875	03-15-22		200,000	206,750
BNP Paribas SA (5.125% to 11-15-27, then 5 Year U.S. Swap Rate + 2.838%) (C)(F)	5.125	11-15-27		200,000	179,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (C)(F)	8.125	12-23-25		250,000	274,877
Freedom Mortgage Corp. (C)	8.125	11-15-24		160,000	155,200
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (C)(F)	7.700	09-17-25		200,000	192,752
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (F)	8.375	10-14-19	EUR	50,000	61,827
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (C)(F)	6.125	12-12-22		200,000	185,500
The Royal Bank of Scotland Group PLC (3 month LIBOR + 2.320%) (F)(G)	4.706	09-30-27		100,000	94,125
Turkiye Is Bankasi AS	6.125	04-25-24		200,000	165,707
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (C)	5.861	06-19-32		200,000	178,203
Capital markets 0.1%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (F)	6.250	12-18-24		200,000	197,250
Consumer finance 0.6%
ACE Cash Express, Inc. (C)	12.000	12-15-22		40,000	42,500
DAE Funding LLC (C)	4.500	08-01-22		35,000	34,125
DAE Funding LLC (C)	5.000	08-01-24		70,000	68,513
Herc Rentals, Inc. (C)	7.500	06-01-22		63,000	66,623
Herc Rentals, Inc. (C)	7.750	06-01-24		110,000	118,367
Navient Corp.	5.500	01-25-23		151,000	150,623
Navient Corp.	5.625	08-01-33		20,000	16,750
Navient Corp.	5.875	10-25-24		90,000	87,861
Navient Corp.	6.125	03-25-24		60,000	59,850
Navient Corp.	6.500	06-15-22		80,000	83,100
Navient Corp.	7.250	09-25-23		49,000	51,940
Springleaf Finance Corp.	5.250	12-15-19		50,000	50,721
Springleaf Finance Corp.	6.125	05-15-22		120,000	123,390
Springleaf Finance Corp.	6.875	03-15-25		75,000	74,963
Springleaf Finance Corp.	8.250	12-15-20		155,000	168,756
Insurance 0.2%
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,275
Genworth Holdings, Inc.	4.900	08-15-23		80,000	69,200
Genworth Holdings, Inc.	7.200	02-15-21		30,000	30,225
Genworth Holdings, Inc.	7.625	09-24-21		20,000	20,250
USIS Merger Sub, Inc. (C)	6.875	05-01-25		185,000	184,538
Thrifts and mortgage finance 0.0%
MGIC Investment Corp.	5.750	08-15-23		35,000	36,575
Radian Group, Inc.	4.500	10-01-24		75,000	73,688
Health care 1.4%					2,747,474
Biotechnology 0.0%
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) (C)	8.125	11-01-21		30,000	30,300
Health care equipment and supplies 0.1%
Constantin Investissement 3 SASU (C)	5.375	04-15-25	EUR	100,000	115,140
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 0.4%
HCA Healthcare, Inc.	6.250	02-15-21		240,000	$250,200
HCA, Inc.	5.375	09-01-26		60,000	60,720
HCA, Inc.	6.500	02-15-20		135,000	140,164
HCA, Inc.	7.500	11-15-95		125,000	124,375
West Street Merger Sub, Inc. (C)	6.375	09-01-25		275,000	260,563
Health care technology 0.1%
Sotera Health Holdings LLC (C)	6.500	05-15-23		170,000	175,100
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	149,063
Bausch Health Companies, Inc. (C)	5.500	03-01-23		30,000	28,860
Bausch Health Companies, Inc. (C)	5.875	05-15-23		350,000	339,763
Bausch Health Companies, Inc. (C)	6.125	04-15-25		95,000	90,350
Bausch Health Companies, Inc. (C)	7.000	03-15-24		25,000	26,413
Catalent Pharma Solutions, Inc. (C)	4.875	01-15-26		30,000	28,875
Endo Finance LLC (C)	6.000	07-15-23		255,000	226,313
Teva Pharmaceutical Finance IV LLC	2.250	03-18-20		90,000	87,331
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	109,302
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		330,000	293,790
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	210,852
Industrials 1.4%					2,667,839
Aerospace and defense 0.1%
Bombardier, Inc. (C)	6.125	01-15-23		130,000	130,569
Building products 0.1%
Standard Industries, Inc. (C)	5.375	11-15-24		205,000	204,744
Commercial services and supplies 0.4%
APX Group, Inc.	7.625	09-01-23		110,000	101,613
APX Group, Inc.	7.875	12-01-22		185,000	188,700
Garda World Security Corp. (C)	8.750	05-15-25		115,000	112,413
Multi-Color Corp. (C)	4.875	11-01-25		145,000	135,575
Pitney Bowes, Inc.	4.625	03-15-24		20,000	17,952
Pitney Bowes, Inc.	4.700	04-01-23		20,000	18,155
Tervita Escrow Corp. (C)	7.625	12-01-21		229,000	236,156
Waste Pro USA, Inc. (C)	5.500	02-15-26		60,000	58,650
Construction and engineering 0.1%
Brand Industrial Services, Inc. (C)	8.500	07-15-25		150,000	154,182
Electrical equipment 0.2%
BlueLine Rental Finance Corp. (C)	9.250	03-15-24		165,000	173,147
Sensata Technologies BV (C)	5.000	10-01-25		100,000	99,872
Sensata Technologies BV (C)	5.625	11-01-24		80,000	82,600
Industrial conglomerates 0.1%
Blitz F18-674 GmbH (C)	6.000	07-30-26	EUR	100,000	117,634
Machinery 0.2%
Cloud Crane LLC (C)	10.125	08-01-24		190,000	208,050
Novafives SAS (C)	5.000	06-15-25	EUR	100,000	108,064
Stevens Holding Co, Inc. (C)	6.125	10-01-26		85,000	86,381
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (C)	4.875	11-01-25		90,000	82,913
United Rentals North America, Inc.	4.625	10-15-25		50,000	48,500
United Rentals North America, Inc.	4.875	01-15-28		240,000	225,000
United Rentals North America, Inc.	5.875	09-15-26		75,000	76,969
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.4%					$868,986
IT services 0.3%
First Data Corp. (C)	5.750	01-15-24		160,000	162,040
First Data Corp. (C)	7.000	12-01-23		160,000	166,600
Tempo Acquisition LLC (C)	6.750	06-01-25		240,000	233,400
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.500	02-01-25		150,000	155,118
Software 0.0%
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) (C)	7.125	05-01-21		75,000	75,806
Infor US, Inc. (C)	5.750	08-15-20		25,000	25,344
Infor US, Inc.	6.500	05-15-22		50,000	50,678
Materials 1.4%					2,682,523
Chemicals 0.1%
CF Industries, Inc.	4.950	06-01-43		10,000	8,850
CF Industries, Inc.	5.150	03-15-34		70,000	66,675
CF Industries, Inc.	5.375	03-15-44		20,000	18,550
The Chemours Company	6.625	05-15-23		104,000	108,637
The Chemours Company	7.000	05-15-25		10,000	10,605
Containers and packaging 0.6%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	179,487
Ardagh Packaging Finance PLC (C)	6.750	05-15-24	EUR	250,000	314,276
Berry Global, Inc.	6.000	10-15-22		110,000	113,300
OI European Group BV (C)	4.000	03-15-23		10,000	9,500
Owens-Brockway Glass Container, Inc. (C)	5.875	08-15-23		165,000	169,744
Plastipak Holdings, Inc. (C)	6.250	10-15-25		45,000	41,063
Reynolds Group Issuer, Inc. (C)	5.125	07-15-23		155,000	154,148
Reynolds Group Issuer, Inc. (C)	7.000	07-15-24		105,000	106,838
Metals and mining 0.6%
AK Steel Corp.	7.000	03-15-27		90,000	86,400
AK Steel Corp.	7.625	10-01-21		80,000	81,500
First Quantum Minerals, Ltd. (C)	7.000	02-15-21		135,000	133,481
Kaiser Aluminum Corp.	5.875	05-15-24		126,000	128,797
New Gold, Inc. (C)	6.375	05-15-25		95,000	78,850
Nexa Resources SA (C)	5.375	05-04-27		200,000	193,500
Novelis Corp. (C)	5.875	09-30-26		55,000	53,694
Novelis Corp. (C)	6.250	08-15-24		95,000	96,900
Steel Dynamics, Inc.	4.125	09-15-25		25,000	23,943
Steel Dynamics, Inc.	5.125	10-01-21		85,000	85,935
Warrior Met Coal, Inc. (C)	8.000	11-01-24		165,000	169,125
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25		175,000	167,125
Schweitzer-Mauduit International, Inc. (C)	6.875	10-01-26		80,000	81,600
Real estate 0.3%					609,978
Equity real estate investment trusts 0.1%
FelCor Lodging LP	6.000	06-01-25		240,000	249,600
Real estate management and development 0.2%
AV Homes, Inc.	6.625	05-15-22		170,000	175,559
Shimao Property Holdings, Ltd.	5.200	01-30-25		200,000	184,819
Utilities 0.3%					621,030
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21		25,000	22,375
Ferrellgas LP	6.750	01-15-22		170,000	148,325
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities (continued)
Ferrellgas LP	6.750	06-15-23	68,000	$56,780
Independent power and renewable electricity producers 0.1%
The AES Corp.	5.125	09-01-27	205,000	207,050
Water utilities 0.1%

Aegea Finance Sarl (C)	5.750	10-10-24	200,000	186,500
Convertible bonds 0.2%				$429,716
(Cost $600,527)
Communication services 0.0%				76,301
Media 0.0%
DISH Network Corp.	3.375	08-15-26	80,000	76,301
Consumer discretionary 0.0%				65,143
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	40,000	65,143
Energy 0.0%				169
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc. (H)	2.625	12-01-19	130,000	169
Information technology 0.2%				288,103
IT services 0.0%
Cardtronics, Inc.	1.000	12-01-20	70,000	67,383
Semiconductors and semiconductor equipment 0.1%
Microchip Technology, Inc.	1.625	02-15-27	56,000	59,611
Microchip Technology, Inc.	2.250	02-15-37	58,000	61,169
Technology hardware, storage and peripherals 0.1%

Western Digital Corp. (C)	1.500	02-01-24	108,000	99,940
Term loans (I) 0.7%				$1,364,457
(Cost $1,360,837)
Consumer discretionary 0.2%				391,762
Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc. (1 month LIBOR + 3.000%)	5.250	10-20-24	188,575	189,046
Internet and direct marketing retail 0.1%
Lands' End, Inc. (1 month LIBOR + 3.250%)	5.493	04-04-21	105,050	102,634
Shutterfly, Inc. (1 month LIBOR + 2.750%)	5.000	08-17-24	99,750	100,082
Financials 0.3%				495,044
Diversified financial services 0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%)	4.743	02-28-25	99,500	99,340
Insurance 0.1%
Asurion LLC (1 month LIBOR + 3.000%)	5.243	11-03-24	194,513	195,759
HUB International, Ltd. (3 month LIBOR + 3.000%)	5.336	04-25-25	99,750	99,925
Professional services 0.1%
Trans Union LLC (1 month LIBOR + 2.000%)	4.243	06-19-25	99,750	100,020
Health care 0.0%				90,028
Life sciences tools and services 0.0%
Syneos Health, Inc. (1 month LIBOR + 2.000%)	4.243	08-01-24	89,916	90,028
Industrials 0.1%				98,754
Commercial services and supplies 0.1%
AVSC Holding Corp. (3 month LIBOR + 3.250%)	5.567	03-01-25	99,500	98,754
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.1%				$288,869
IT services 0.1%
Blackhawk Network Holdings, Inc. (3 month LIBOR + 3.000%)	5.387	06-15-25	99,750	100,303
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc. (3 month LIBOR + 2.000%)	4.250	05-29-25	91,100	91,119
Software 0.0%
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.493	04-16-25	27,231	27,249
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.493	04-16-25	70,154	70,198

	Shares	Value
Rights 0.0%		$6,252
(Cost $32,289)
Texas Competitive Electric Holdings Company LLC (B)(J)	8,337	6,252

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (B)(E)	11.500	10-01-20	500,000	0

	Par value^	Value
Short-term investments 0.8%		$1,600,000
(Cost $1,600,000)
Repurchase agreement 0.8%		1,600,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-28-18 at 2.210% to be repurchased at $1,600,295 on 10-1-18, collateralized by $1,566,315 Federal Home Loan Mortgage Corp., 4.500% - 5.500% due 1-1-20 to 7-1-41 (valued at $1,632,000, including interest)	1,600,000	1,600,000

Total investments (Cost $197,683,803) 98.2%	$193,891,357
Other assets and liabilities, net 1.8%	3,635,333
Total net assets 100.0%	$197,526,690

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 9-30-18 was $14,187,948.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of net assets on 9-30-18:
United States	37.4%
Japan	9.7%
United Kingdom	9.4%
Switzerland	7.1%
France	5.4%
Italy	3.4%
Netherlands	3.2%
Canada	2.8%
Finland	2.1%
Australia	1.9%
Other countries	17.6%
TOTAL	100.0%
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	159	Short	Dec 2018	$(6,132,766)	$(6,245,255)	$(112,489)
FTSE 100 Index Futures	43	Short	Dec 2018	(4,077,572)	(4,184,971)	(107,399)
Mini MSCI EAFE Index Futures	80	Short	Dec 2018	(7,986,959)	(7,902,000)	84,959
						$(134,929)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	155,000	USD	118,811	Goldman Sachs International	10/4/2018	$1,199	—
CAD	155,000	USD	119,539	Deutsche Bank AG London	11/5/2018	552	—
EUR	1,386,000	USD	1,621,254	Citibank N.A.	10/4/2018	—	$(11,785)
EUR	1,386,000	USD	1,610,531	Morgan Stanley and Company International PLC	11/5/2018	2,960	—
GBP	544,000	USD	707,461	BNP Paribas SA	10/4/2018	1,652	—
GBP	544,000	USD	710,924	Morgan Stanley and Company International PLC	11/5/2018	—	(808)
USD	119,461	CAD	155,000	Deutsche Bank AG London	10/4/2018	—	(549)
USD	1,606,513	EUR	1,386,000	Morgan Stanley and Company International PLC	10/4/2018	—	(2,957)
USD	13,381,816	EUR	11,471,000	State Street Bank and Trust Company	12/19/2018	—	(23,886)
USD	709,920	GBP	544,000	Morgan Stanley and Company International PLC	10/4/2018	808	—
USD	8,552,479	GBP	6,520,000	Morgan Stanley and Company International PLC	12/19/2018	22,412	—
						$29,583	$(39,985)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,945.00	Oct 2018	104	10,400	$144,452	$(99,320)
Exchange-traded	S&P 500 Index	USD	2,965.00	Oct 2018	103	10,300	146,977	(46,865)
							$291,429	$(146,185)
							$291,429	$(146,185)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2018, by major security category or type:

	Total value at 9-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$14,929,173	$5,249,879	$9,679,294	—
Consumer discretionary	10,637,418	4,769,937	5,813,132	$54,349
Consumer staples	11,772,902	4,037,759	7,735,143	—
Energy	19,322,627	6,295,348	13,027,279	—
Financials	29,007,035	6,208,642	22,798,393	—
Health care	14,167,137	3,600,283	10,566,854	—
Industrials	14,310,140	1,592,384	12,717,756	—
Information technology	19,230,748	11,679,981	7,550,767	—
Materials	8,186,023	2,263,841	5,922,182	—
Real estate	9,893,576	6,888,089	3,005,487	—
Utilities	10,221,729	3,800,162	6,421,567	—
Preferred securities
Communication services	91,241	91,241	—	—
Consumer discretionary	828,892	—	828,892	—

       22

	Total value at 9-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	53,821	—	53,821	—
Utilities	113,980	113,980	—	—
Foreign government obligations	121,935	—	121,935	—
Corporate bonds	27,602,555	—	27,602,555	—
Convertible bonds	429,716	—	429,716	—
Term loans	1,364,457	—	1,364,457	—
Rights	6,252	—	6,252	—
Short-term investments	1,600,000	—	1,600,000	—
Total investments in securities	$193,891,357	$56,591,526	$137,245,482	$54,349
Derivatives:
Assets
Futures	$84,959	$84,959	—	—
Forward foreign currency contracts	29,583	—	$29,583	—
Liabilities
Futures	(219,888)	(219,888)	—	—
Forward foreign currency contracts	(39,985)	—	(39,985)	—
Written options	(146,185)	(146,185)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended September 30, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of

       23

the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended September 30, 2018, the fund wrote option contracts to generate income.

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2018:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 9-30-18
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.03%	$54,349

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P15Q3	09/18
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		11/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 12, 2018